Investments in associates (Details) ¥ / shares in Units, $ in Thousands, ¥ in Millions									12 Months Ended
	Aug. 30, 2018 CNY (¥) ¥ / shares shares	Apr. 13, 2018 USD ($)	Mar. 23, 2018 CNY (¥)	Mar. 22, 2018 CNY (¥)	Mar. 21, 2018	Mar. 01, 2018 USD ($)	Feb. 28, 2018	Jul. 20, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Aug. 30, 2018 USD ($) shares	Mar. 23, 2018 USD ($)	Mar. 22, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 19, 2017 CNY (¥)	Jul. 19, 2017 USD ($)
Disclosure of associates [line items]
Gain on deconsolidation of subsidiaries									$ 3,466
Toppan SMIC Electronic (Shanghai) Co., Ltd ("Toppan")
Disclosure of associates [line items]
Proportion of ownership interest									30.00%	30.00%	30.00%
Zhongxin Xiecheng Investment (Beijing) Co., Ltd ("Zhongxin Xiecheng")
Disclosure of associates [line items]
Proportion of ownership interest									49.00%	49.00%	49.00%
Brite Semiconductor Corporation
Disclosure of associates [line items]
Proportion of ownership interest									46.60%	46.60%	47.30%
Suzhou Changjiang Electric Xinke Investment Co., Ltd. ("Changjiang Xinke")
Disclosure of associates [line items]
Proportion of ownership interest											19.60%
JCET
Disclosure of associates [line items]
Proportion of ownership interest									14.30%	14.30%
JCET | SilTech Semiconductor (Shanghai) Corporation Limited ("SilTech Shanghai")
Disclosure of associates [line items]
Proportion of ownership interest	14.28%
Number of shares subscribed in private placement | shares	34,696,198											34,696,198
Subscription price of share (per share) | ¥ / shares	¥ 14.89
Total subscription price of shares	¥ 516.6											$ 75,900
Transferable period for subscribed shares after completion of subscription	36 months
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Disclosure of associates [line items]
Proportion of ownership interest								7.44%	7.40%	8.10%	11.40%
Capital contribution obligation								¥ 800.0							$ 117,800	¥ 600.0	$ 88,300
China Fortune-Tech Capital Co., Ltd ("China Fortune-Tech")
Disclosure of associates [line items]
Proportion of ownership interest									19.50%	30.00%	30.00%
Beijing Wu Jin Venture Investment Center (Limited Partnership) ("WuJin")
Disclosure of associates [line items]
Proportion of ownership interest									32.60%	32.60%	32.60%
Shanghai Fortune-Tech Qitai Invest Center (Limited Partnership) ("Fortune-Tech Qitai")
Disclosure of associates [line items]
Proportion of ownership interest									33.00%	33.00%	33.00%
Shanghai Fortune-Tech Zaixing Invest Center (Limited Partnership) ("Fortune-Tech Zaixing")
Disclosure of associates [line items]
Proportion of ownership interest									66.20%	66.20%	66.20%
Suzhou Fortune-Tech Oriental Invest Fund Center (Limited Partnership) ("Fortune-Tech Oriental")
Disclosure of associates [line items]
Proportion of ownership interest									44.80%	44.80%	44.80%
Juyuan Juxin Integrated Circuit Fund ("Juyuan Juxin")
Disclosure of associates [line items]
Proportion of ownership interest									31.60%	31.60%	40.90%
NSI
Disclosure of associates [line items]
Proportion of ownership interest									38.60%
Registered capital			¥ 1,820.0	¥ 355.0									$ 288,100	$ 56,200
Gain on deconsolidation of subsidiaries		$ 3,500
NSI | SMIC Holdings Corporation
Disclosure of associates [line items]
Proportion of ownership interest			38.57%	38.59%	66.76%
Agreed contribution into registered capital			¥ 565.0										89,400
NSI | China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Disclosure of associates [line items]
Proportion of ownership interest			32.97%	28.17%
Agreed contribution into registered capital			¥ 500.0										$ 79,200
SMEC
Disclosure of associates [line items]
Proportion of ownership interest									23.50%
Semiconductor Global Solutions
Disclosure of associates [line items]
Proportion of ownership interest						30.00%	60.00%		35.00%
Semiconductor Global Solutions | China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Disclosure of associates [line items]
Proportion of ownership interest						8.08%
Semiconductor Global Solutions | Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Disclosure of associates [line items]
Agreed contribution into registered capital						$ 5,000
Semiconductor Global Solutions | Other investors
Disclosure of associates [line items]
Agreed contribution into registered capital						$ 5,000
Shanghai IC Manufacturing Innovation Center Co., Ltd (Shanghai Innovation Center)
Disclosure of associates [line items]
Proportion of ownership interest									50.00%